Schedule of other assets (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Deferred commissions	$ 9,088	$ 6,014
Loans to external parties and other receivables	474	498
Lease receivables - non-current	499	292
Total other assets	$ 10,061	$ 6,804